Summary of Significant Accounting Policies - Debt issuance costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Amortization of debt issuance costs	$ 337	$ 306
Term Loan
Debt Instrument [Line Items]
Debt issuance costs	0	600
Amortization of debt issuance costs	$ 300	$ 300